DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 15, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of units sold			275,000
Transaction Costs	$ 1,654,977
Underwriting fees	1,150,000
Other offering costs	$ 504,977
Cash held outside the Trust Account		$ 549,040	$ 696,567	$ 25,000
Payments for investment of cash in Trust Account			$ 115,000,000
Threshold minimum aggregate fair market value as percentage of assets held in Trust Account		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination		$ 5,000,001	$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%	100.00%
Redemption period upon closure		10 days	5 days
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,500,000		11,500,000
Share price per Unit	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 115,000,000
Payments for investment of cash in Trust Account	$ 115,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of units sold			275,000
Sale of Private Placement Warrants (in shares)	275,000
Price of warrant	$ 10.00
Proceeds from sale of Private Placement Warrants	$ 2,750,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	275,000	275,000
Price of warrant	$ 10.00	$ 10.00
Proceeds from sale of Private Placement Warrants	$ 2,750,000	$ 2,750,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000
Share price per Unit	$ 10.00